Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019
Current assets:
Cash and cash equivalents	$ 118,193,177	$ 42,650,858	$ 15,121,820
Current tax receivable	4,972,898	5,868,152	10,278,082
Receivables	565,286	195,573	207,701
Prepayments	14,386,155	329,151	298,156
Total current assets	138,117,516	49,043,734	25,905,759
Non-current assets:
Investment in financial assets		199,417	501,454
Property and equipment, net	23,259	25,568	37,963
Right-of-use assets	93,852	167,460
Prepayments	174,541
Total non-current assets	291,652	392,445	539,417
Total assets	138,409,168	49,436,179	26,445,176
Current liabilities:
Payables	2,501,518	4,053,961	4,179,453
Lease liabilities	112,965	99,745
Other financial liabilities		163,548	17,971
Provisions	492,002	440,765	378,168
Total current liabilities	3,106,485	4,758,019	4,575,592
Non-current liabilities:
Lease liabilities		82,545
Provisions	16,915	27,643	17,445
Total non-current liabilities	16,915	110,188	17,445
Total liabilities	3,123,400	4,868,207	4,593,037
Net Assets	135,285,768	44,567,972	21,852,139
Equity
Contributed equity	234,147,526	113,852,364	80,331,016
Accumulated Loss	(124,123,982)	(78,779,486)	(67,656,287)
Reserves	25,262,224	9,495,094	9,177,410
Total Equity	$ 135,285,768	$ 44,567,972	$ 21,852,139